Accounts Receivable, Net	6 Months Ended
Apr. 30, 2026
Accounts Receivable, after Allowance for Credit Loss [Abstract]
ACCOUNTS RECEIVABLE, NET
4.	ACCOUNTS RECEIVABLE, NET

Accounts receivable as of April 30, 2026 and October 31, 2025 are as follows:

	April 30, 2026	October 31, 2025
Accounts receivable	$23,739,661	$13,978,454
Less: Allowance for credit losses	(2,469,626)	(1,595,831)
Totals	$21,270,035	$12,382,623

Accounts receivable by aging bucket are as follows:

	Balance as of April 30, 2026	Subsequent collection	% of Subsequent collection
Less than half year	$14,017,391	$1,063,781	7.6
half year to 1 year	8,220,210	2,193,400	26.7
1 year to 1.5 years	697,611	124,163	17.8
1.5 years to 2 years	636,752	636,752	100.0
2 years to 2.5 years	—	—	—
2.5 year to 3 years	—	—	—
over 3 years	167,697	—	—
Total gross accounts receivable	$23,739,661	4,018,096	16.9
Less: Allowance for accounts receivable	(2,469,626)
Accounts receivable, net	$21,270,035

The following table sets forth the movement of allowance for accounts receivable:

	April 30, 2025	October 31, 2025
Balance, at beginning of the period	$1,595,831	$741,753
Addition (Reversal)	791,245	842,339
Exchange rate difference	82,550	11,739
Balance, at end of the period	$2,469,626	$1,595,831